Document And Entity Information	Mar. 02, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 02, 2023
Entity Registrant Name	Black Hills Corporation
Entity Central Index Key	0001130464
Entity Emerging Growth Company	false
Securities Act File Number	001-31303
Entity Incorporation, State or Country Code	SD
Entity Tax Identification Number	46-0458824
Entity Address, Address Line One	7001 Mount Rushmore Road
Entity Address, City or Town	Rapid City
Entity Address, State or Province	SD
Entity Address, Postal Zip Code	57702
City Area Code	605
Local Phone Number	721-1700
Entity Information, Former Legal or Registered Name	Not
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock of $1.00 par value
Trading Symbol	BKH
Security Exchange Name	NYSE